CAPITAL STOCK (Narrative) (Details)	1 Months Ended			12 Months Ended								133 Months Ended						12 Months Ended				2 Months Ended	1 Months Ended				3 Months Ended			1 Months Ended							0 Months Ended				1 Months Ended		1 Months Ended	0 Months Ended	1 Months Ended		4 Months Ended	1 Months Ended								1 Months Ended		12 Months Ended	1 Months Ended									3 Months Ended	1 Months Ended							1 Months Ended												1 Months Ended					1 Months Ended		1 Months Ended		1 Months Ended					1 Months Ended		1 Months Ended		0 Months Ended			1 Months Ended
	Nov. 30, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jun. 30, 2011 USD ($)	Jan. 31, 2013 USD ($)	Jan. 31, 2012 USD ($)	Jan. 31, 2011 USD ($)	Jan. 31, 2010 USD ($)	Jan. 31, 2009 USD ($)	Jan. 31, 2008 USD ($)	Jan. 31, 2007 USD ($)	Jan. 31, 2006 USD ($)	Jan. 31, 2013 USD ($)	Jan. 31, 2013 Other Preferred Stock, Unlimited Shares Authorized [Member] USD ($)	Jan. 31, 2012 Other Preferred Stock, Unlimited Shares Authorized [Member] USD ($)	Jan. 31, 2013 Series A Preferred Stock [Member] USD ($)	Jan. 31, 2012 Series A Preferred Stock [Member] USD ($)	Mar. 31, 2005 Series A Preferred Stock [Member] USD ($)	Jan. 31, 2012 Minimum [Member]	Jan. 31, 2011 Minimum [Member]	Jan. 31, 2012 Maximum [Member]	Jan. 31, 2011 Maximum [Member]	May 31, 2005 Conversion of 2,222,223 common shares [Member]	Jun. 30, 2005 Issuance of 666,667 Units [Member] USD ($)	Aug. 31, 2005 4,749,998 escrowed shares returned to treasury [Member]	Mar. 31, 2006 Issuance of 833,333 common shares [Member] USD ($)	Jul. 31, 2006 Issuance of 200,000 common shares on the exercise of stock options [Member] USD ($)	Jan. 18, 2007 Issuance of 1,534,500 units [Member] USD ($)	Jan. 18, 2007 Issuance of 1,534,500 units [Member] Within 24 months of date of issuance [Member] USD ($)	Jan. 18, 2007 Issuance of 1,534,500 units [Member] 24 months after the closing date [Member] USD ($)	Dec. 31, 2006 Issuance of 30,000 common shares [Member] USD ($)	Feb. 28, 2007 Issuance of 130,720 units [Member] USD ($)	May 31, 2007 Issuance of 666,667 common shares [Member] USD ($)	Apr. 02, 2007 Issuance of 666,667 common shares [Member] USD ($)	Jun. 30, 2007 Issuance of 3,720,776 common shares [Member] USD ($)	Jul. 31, 2007 Issuance of 1,800,000 units on July 4, 2007 [Member] USD ($)	Aug. 31, 2007 Issuance of 1,800,000 units for finder's fee [Member] USD ($)	Mar. 25, 2008 Issuance of 3,080,000 units [Member] USD ($)	Mar. 25, 2008 Issuance of 270,000 agents warrants [Member] USD ($)	Mar. 25, 2008 Issuance of 270,000 agents warrants [Member] Minimum [Member]	Mar. 25, 2008 Issuance of 270,000 agents warrants [Member] Maximum [Member]	Mar. 31, 2008 Issuance of 25,000 share purchase warrants [Member] USD ($)	Mar. 25, 2008 Issuance of 25,000 share purchase warrants [Member] USD ($)	Jan. 31, 2009 Issuance of 1,125,000 units [Member] USD ($)	Apr. 07, 2009 Issuance of 200,000 common shares [Member] USD ($)	Apr. 30, 2009 Issuance of 1,913,116 units [Member] USD ($)	May 31, 2009 Issuance of 500,000 units [Member] USD ($)	Oct. 13, 2009 Issuance of 350,000 shares [Member] USD ($)	Jul. 13, 2009 Issuance of 1,182,272 units [Member] USD ($)	Oct. 31, 2009 Issuance of 75,000 shares of common stock on the exercise of stock options [Member] USD ($)	Nov. 30, 2009 Issuance of 1,000,000 units [Member] USD ($)	Nov. 30, 2009 Issuance of 5,960,813 units [Member] USD ($)	Nov. 30, 2009 Issuance of 5,960,813 units [Member] CAD	Nov. 30, 2009 Issuance of 357,648 warrants [Member] USD ($)	Nov. 30, 2009 Issuance of 357,648 warrants [Member] CAD	Nov. 27, 2009 Issuance of 357,648 warrants [Member] USD ($)	Feb. 28, 2010 Issuance of 75,000 shares at $0.62 [Member] USD ($)	Feb. 28, 2010 Issuance of 40,000 shares [Member] USD ($)	Jan. 31, 2011 Issuance of 775,000 shares [Member] USD ($)	Jul. 16, 2010 Issuance of 183,334 shares [Member] USD ($)	Jul. 16, 2010 Issuance of 183,334 shares [Member] Directors [Member]	Sep. 30, 2010 Issuance of 214,588 shares [Member] USD ($)	Sep. 30, 2010 Issuance of 214,588 shares [Member] CAD	Oct. 31, 2010 Issuance of 10,804,706 units [Member] USD ($)	Oct. 31, 2010 Issuance of 10,804,706 units [Member] CAD	Oct. 31, 2010 Issuance of 43,540 shares [Member] USD ($)	Oct. 31, 2010 Issuance of 43,540 shares [Member] CAD	Nov. 30, 2010 Issuance of 170,000 shares [Member] USD ($)	Jan. 12, 2011 Issuance of 200,000 shares [Member] USD ($)	Dec. 31, 2010 Issuance of 140,000 shares [Member] USD ($)	Dec. 31, 2010 Issuance of 20,000 shares [Member] USD ($)	Aug. 31, 2011 Issuance of 8,700,000 units [Member] USD ($)	Aug. 31, 2011 Issuance of 8,700,000 units [Member] CAD	Aug. 31, 2011 Underwriter commission [Member] USD ($)	Aug. 31, 2011 Underwriter commission [Member] CAD	Jan. 31, 2013 Underwriter commission [Member] USD ($)	Aug. 31, 2011 Underwriter commission [Member] Underwriters were granted an over-allotment option to purchase [Member] USD ($)	Aug. 31, 2011 Underwriter commission [Member] Maximum [Member] Underwriters were granted an over-allotment option to purchase [Member]	Sep. 30, 2011 Issuance of 200,000 common stock at $0.37 [Member] USD ($)	Nov. 30, 2011 Issuance of 100,000 shares at $0.37 [Member] USD ($)	Feb. 29, 2012 Issuance of 60,000 shares at $0.25 [Member] USD ($)	Feb. 29, 2012 Issuance of 160,000 shares at $0.37 [Member] USD ($)	Feb. 29, 2012 Issuance of 20,000 shares at $0.37 [Member] USD ($)	Nov. 30, 2007 Issuance of 5,662,310 shares [Member]	Nov. 30, 2007 Companys Annual General Meeting [Member]	Feb. 28, 2009 1,385,000 stock options granted [Member] USD ($)	Jan. 31, 2013 1,385,000 stock options granted [Member] USD ($)	Feb. 10, 2009 1,385,000 stock options granted [Member]	Feb. 28, 2009 1,385,000 stock options granted [Member] Employees [Member]	Feb. 28, 2009 1,385,000 stock options granted [Member] Directors [Member]	Feb. 28, 2009 1,385,000 stock options granted [Member] Investor relations firm [Member]	Jul. 31, 2009 1,000,000 stock options granted [Member] USD ($)	Jul. 14, 2009 1,000,000 stock options granted [Member] USD ($)	Sep. 30, 2009 100,000 stock options granted [Member] USD ($)	Sep. 02, 2009 100,000 stock options granted [Member] USD ($)	Jan. 31, 2010 550,000 stock options granted [Member] USD ($)	Jan. 19, 2010 550,000 stock options granted [Member] USD ($)	Jan. 31, 2010 550,000 stock options granted [Member] Directors [Member]	Jan. 31, 2010 550,000 stock options granted [Member] Former officer of the Company [Member]	Jan. 31, 2010 550,000 stock options granted [Member] Consultants [Member]	May 31, 2010 400,000 stock options granted [Member] USD ($)	May 11, 2010 400,000 stock options granted [Member]	Jan. 31, 2011 150,000 stock options granted exercisable at $0.80 [Member] USD ($)	Jan. 07, 2011 150,000 stock options granted exercisable at $0.80 [Member]	May 31, 2011 150,000 stock options granted exercisable at $1.04 [Member] USD ($)	May 11, 2011 150,000 stock options granted exercisable at $1.04 [Member]	Aug. 29, 2011 Granted options to purchase an aggregate total of 1,500,000 shares [Member] USD ($)	Aug. 29, 2011 Granted options to purchase an aggregate total of 1,500,000 shares [Member] Vest 1 [Member]	Aug. 29, 2011 Granted options to purchase an aggregate total of 1,500,000 shares [Member] Vest 2 [Member]	Nov. 30, 2012 Granted stock options to purchase an aggregate of 3,360,000 shares of its common stock [Member] USD ($)
Preferred Stock, Value, Issued													$ 0	$ 0	$ 0	$ 0	$ 2,000
Conversion of Stock, Shares Converted																						2,222,223
Stock Issued During Period, Shares, Conversion of Convertible Securities																									833,333									3,720,776												500,000
Stock Issued During Period, Value, Conversion of Convertible Securities							150,000		1,390,068	250,000															250,000									1,250,000												50,000
Debt Instrument, Increase, Accrued Interest																																		140,068
Units Issued During Period, Units																							666,667				1,534,500				130,720				1,800,000	180,000	3,080,000						1,125,000		1,913,116					1,000,000	5,960,813	5,960,813											10,804,706	10,804,706							8,700,000	8,700,000
Units Issued During Period, Per Unit Amount																							$ 0.30								$ 1.85						$ 1.60						$ 0.10								$ 0.662	0.70																			$ 1.16	1.15
Units Issued During Period, Value																							200,000								156,864				2,070,000								112,500		593,500					50,000																					9,134,809
Units Issued During Period Value Gross																											1,534,500																								3,940,038	4,172,570																			10,120,058	10,005,000
Investment Warrants, Exercise Price																																				$ 1.50		$ 1.30			$ 1.34				$ 0.45	$ 0.15		$ 0.65		$ 0.15			$ 0.68	0.72									$ 1.11	1.14							$ 1.60			1.15																	$ 0.60
Unit Exercisable Period																																					18 months													24 months
Warrant Exercisable Period																																						18 months							24 months	24 months		24 months
Stock Repurchased and Retired During Period, Shares																								4,749,998
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period				(240,000)	(1,242,500)	(458,334)																				200,000							666,667											200,000					75,000							75,000	40,000		183,334	133,334									140,000	20,000			300,000	300,000				200,000	100,000	60,000	160,000	20,000
Stock Issued During Period, Value, Stock Options Exercised				478,700																						50,000							214,667
Proceeds from Stock Options Exercised																																												50,000					28,000							46,500	10,000		45,834										51,800	9,800			111,000					74,000	37,000	15,000	59,200	7,400
Stock Issued During Period, Value, Other			25,131,164																																		92,500
Stock Issued During Period, Shares, Other																																666,667					74,000							200,000				1,182,272								75,000	40,000	775,000	183,334		214,588	214,588			43,540	43,540	170,000	200,000	140,000	20,000			300,000	300,000				200,000	100,000	60,000	160,000	20,000
Proceeds from Issuance of Private Placement																											1,455,750										3,850,000											650,250															7,120,069
Average closing price for Companys common stock on TSX or OTC																											$ 2.25																									1.25
Trading Days																											20 days																								30 days	30 days
Payments of Stock Issuance Costs																															12,708
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures																														30,000																																																					5,662,310
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures				883,210	647,382	556,875	566,923	147,133	928,176	477,592	164,521																			49,500
Stock Issued During Period, Shares, Warrants Exercised																																666,667															350,000											775,000			214,588	214,588			43,540	43,540	170,000	200,000
Stock Issued During Period, Value, Warrants Exercised																																																										116,250
Proceeds from Warrant Exercises																																266,667															52,500														150,212				30,477		76,500	130,000
Cash commissions to an agent and co-operating broker																																					330,893														236,760	250,354																					607,203	600,300
Cash commission																																																			6.00%	6.00%																					6.00%	6.00%
Finder's fee																											78,750				11,340						5,000
Class of Warrant or Right, Grants in Period, Exercise Price																							$ 0.40					$ 1.75	$ 1.75						$ 1.50								$ 0.15									0.90
Units Made Available to Cover Over-allotment																																																																													1,305,000
Warrants Made Available to Cover Over-allotment																																																																													652,500
Class of Warrant or Right, Grants in Period, Net of Forfeitures					5,524,500	10,804,706																																270,000			25,000												357,648	357,648																			522,000	522,000
Warrants and Rights Outstanding																																						87,934				5,559													145,488																				124,343
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		2.19%		1.16%														1.31%	1.69%	2.19%	2.65%																				2.70%												1.03%	1.03%																			0.87%	0.87%											1.18%						1.29%		1.15%		1.25%					2.65%		2.19%				1.60%			1.16%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum																																						2.60%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum																																						2.70%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		3 years		3 years														3 years	3 years	5 years	5 years																		1 year	1 year 6 months	1 year												1 year	1 year																			2 years	2 years											5 years						3 years		3 years		5 years					5 years		0 years				5 years			3 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate		96.00%		81.00%														86.00%	93.00%	96.00%	96.00%																				39.00%												120.00%	120.00%																			77.50%	77.50%											98.00%						89.00%		90.00%		88.00%					93.00%		96.00%				86.00%			86.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum																																						44.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum																																						63.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate		0.00%		0.00%	0.00%	0.00%																																0.00%			0.00%												0.00%	0.00%																			0.00%	0.00%											0.00%						0.00%		0.00%		0.00%					0.00%		0.00%				0.00%			0.00%
Equity Issuance, Per Share Amount																																																								$ 0.62	$ 0.25	$ 0.15	$ 0.25		$ 0.702	0.72			$ 0.706	0.72	$ 0.45	$ 0.65	$ 0.37	$ 0.49			$ 0.37			$ 1.15		$ 0.37	$ 0.37	$ 0.25	$ 0.37	$ 0.37
Employees, officers and directors and consultants permitted to acquire number of issued and outstanding common shares																																																																																				10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures				3,360,000	1,650,000	550,000																																																																															1,385,000			35,000	1,150,000	200,000					550,000		300,000	150,000	100,000	400,000		150,000		150,000		1,500,000			3,360,000
Investment Options, Exercise Price																																																																																					$ 0.37								$ 0.675		$ 0.855					$ 0.64		$ 0.80		$ 1.04		$ 1.15			$ 0.305
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number				6,332,500	1,212,500							6,332,500																																																																											346,250					1,000,000		100,000		137,500							37,500		37,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value				44,400	693,150							44,400																																																																										377,501						341,623		38,968		325,198
Vested in installments																																																																																												250,000		25,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value				$ 0.16	$ 0.52	$ 0.58
Share-based Compensation				883,210	647,382	556,875						4,574,312
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number																																																																																																					100,000						337,500	25,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Granted in Period, Fair Value	540,288	95,049																																																																																																		248,616		72,435				761,695
Consulting				941,385	1,357,785	1,163,538						7,284,241
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures, Fair Value				$ 540,288	$ 856,744	$ 321,051